Baywood ValuePlus Fund
Baywood ValuePlus Fund
Principal Investment Strategies

The Advisor intends to invest primarily in securities that it deems to be undervalued and which exhibit the likelihood of exceeding market returns. The Fund will typically hold these securities until their market price reflects or exceeds their intrinsic value. The Advisor also expects to generate income by primarily investing in dividend-paying companies. In selecting dividend-paying companies, the Advisor does not seek a specific absolute yield; instead it compares the yield to a universe of dividend paying stocks along with its own history.

In determination of a company’s valuation and fundamental attractiveness, the Advisor generally applies a rigorous thought process that includes, but is not limited to the following criteria:

Fundamental Analysis:

•Assess balance sheet risk: Cash generation cycle, debt payment schedule, coverage ratios

•Forecast earning power: Mid-cycle margins, normal return on capital, above/below trend

•Determine cash flow sources/uses: Discretionary cash flow, capital investment required, capital allocation priorities.

•Identify dividend policy: Appraise dividend payout to earnings, dividend growth forecast, dividend cut forecast

Competitive Analysis:

•Analyze business strategy: Market share changes, product development cycles and sustainability of advantages

•Evaluate management strengths: Track record, incentive compensation goals, internal compliance system

In addition, the Advisor will at times seek to identify catalysts which may improve a company’s valuation. These catalysts include but are not limited to: changes in management, improvements in a company’s capitalization and forecasted changes of return on invested capital.

In selecting investments for the Fund, the Advisor typically seeks to invest in companies for a period of three to five years. In consideration of a company’s fundamental outlook the Advisor considers a company’s earnings power, including its long-term ability to generate profit for reinvestment or distributions to shareholders. The Advisor considers other factors such as balance sheet and income statement strength, competitive position and overall industry prospects as well as management’s alignment with shareholders’ interests. Stock selection is based on individual company merits and the Advisor’s assessment of each company’s fair value.

The Fund may sell a security when it reaches its target valuation or when the Advisor expects or observes a long-term deterioration of a company’s fundamentals. The Advisor may also sell a security when it identifies more compelling investment ideas or a particular security exceeds 5% of portfolio’s total assets.

Under normal conditions, the Advisor seeks to achieve the Fund’s investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large market capitalization companies and instruments that provide exposure to such securities, including common, preferred and convertible stock and sponsored American Depositary Receipts (“ADRs”). Although the Fund will invest primarily in issuers located in the U.S., the Fund may also invest in foreign corporations. The Advisor considers large market capitalization companies to be those with market capitalizations in the range of the Standard & Poor’s 500 Index® at the time of purchase. In addition, the Fund may invest a significant portion of the Fund’s total assets in cash or cash equivalents if the Advisor’s Process (as explained above) does not identify other appropriate investments for the Fund.

The Fund is a diversified fund and seeks to construct a portfolio ranging from 40 to 60 securities.

Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund. The bar chart shows the performance of the Investor Shares of the Fund from year to year. The table shows how the Fund’s average annual returns for one year, five years and since inception compare to an appropriate broad-based securities index. Effective September 29, 2017, the Fund’s investment adviser changed the Fund’s primary benchmark index from the Russell 1000 Value Index® to the Morningstar Large Value Index, which measures the performance of stocks issued by large-capitalization companies that have exhibited above-average “value” characteristics as determined by Morningstar, Inc.’s proprietary index methodology. The investment adviser believes that the Morningstar Large Value Index more accurately represents the types of securities in which the Fund invests. Because the Investor Shares have higher expenses than the Institutional Shares, the performance of the Investor Shares would be lower than the performance that the Institutional Shares realized for the same period. Updated performance information is available by calling (855) 409-2297 (toll free).

A collective investment trust managed by the Fund's Advisor and portfolio management team ("Predecessor Fund") was reorganized into the Fund on the date the Fund commenced operations (i.e., on December 1, 2013). This collective investment trust was organized on June 27, 2008 and commenced operations on June 27, 2008. The collective investment trust had an investment objective and strategies that were, in all material respects, identical to those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The collective investment trust, however, was not registered as an investment company under the Investment Company Act of 1940, as amended, (the "1940 Act"), and the collective investment trust was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have adversely affected its performance.

The Fund's performance for periods prior to the commencement of operations is that of the collective investment trust. The performance of the collective investment trust has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment trust had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been higher or lower than the performance shown in the bar chart and Average Annual Total Returns table below.

Performance information represents only past performance and does not necessarily indicate future results.

Annual Returns as of December 31, Investor Shares

During the period shown, the highest return for a quarter was 15.53% for the quarter ended June 30, 2009, and the lowest return was -15.22% for the quarter ended March 31, 2009.
Average Annual Total Returns (For the periods ended December 31, 2016)
Average Annual Returns - Baywood ValuePlus Fund	1 Year	5 Years	Since Inception		Inception Date
Institutional Shares	17.60%	12.29%	9.58%	[1]	Jun. 27, 2008
Investor Shares	17.32%	12.03%	9.41%		Jun. 27, 2008
After Taxes on Distributions | Investor Shares	16.33%	10.58%	8.58%
After Taxes on Distributions and Sale of Fund Shares | Investor Shares	10.57%	9.47%	7.59%
Morningstar Large Value Index (reflects no deduction for fees, expenses or taxes)	18.91%	13.26%	7.65%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	17.34%	14.80%	8.66%
[1]	For the Institutional Shares, performance for the period is a blended average annual return which includes the returns of Investor Shares prior to May 2, 2011, the commencement of operations of Institutional Shares.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.